     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 1998

                                               SECURITIES ACT FILE NO. 333-45951
                                        INVESTMENT COMPANY ACT FILE NO. 811-4700
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2
[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] PRE-EFFECTIVE AMENDMENT NO. 2

[ ] POST-EFFECTIVE AMENDMENT NO.
                                     AND/OR
[X]REGISTRATION STATEMENT UNDER THE INVESTMENT

   COMPANY ACT OF 1940 AMENDMENT NO. 3

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                         THE GABELLI EQUITY TRUST INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 422-3554

                                BRUCE N. ALPERT
                         THE GABELLI EQUITY TRUST INC.
                              ONE CORPORATE CENTER
                            RYE, NEW YORK 10580-1434
                                 (914) 921-5100
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------
                                   Copies to:

       RICHARD T. PRINS, ESQ.                 JAMES E. MCKEE, ESQ.                 GARY S. SCHPERO, ESQ.
       SKADDEN, ARPS, SLATE,             THE GABELLI EQUITY TRUST INC.           SIMPSON THACHER & BARTLETT
         MEAGHER & FLOM LLP                   ONE CORPORATE CENTER                  425 LEXINGTON AVENUE
          919 THIRD AVENUE                  RYE, NEW YORK 10580-1434              NEW YORK, NEW YORK 10017
      NEW YORK, NEW YORK 10022                   (914) 921-5100                        (212) 735-3000

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]
    It is proposed that this filing will become effective (check appropriate box)
    [ ] When declared effective pursuant to section 8(c).
    If appropriate, check the following box: [ ] this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
    [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is     .
    If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. [ ]
                            ------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

============================================================================================================================

                                                                    PROPOSED              MAXIMUM             PROPOSED
                                                                     MAXIMUM             AGGREGATE            AMOUNT OF
                                             AMOUNT BEING        OFFERING PRICE          OFFERING           REGISTRATION
  TITLE OF SECURITIES BEING REGISTERED        REGISTERED            PER SHARE            PRICE(1)                FEE
----------------------------------------------------------------------------------------------------------------------------
     % Cumulative Preferred Stock.......    400,000 Shares             $25              $10,000,000            $2,950
============================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.
                            ------------------------

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                             CROSS-REFERENCE SHEET
                            PURSUANT TO RULE 481(a)

               N-2 ITEM NUMBER                         LOCATION IN PART A (CAPTION)
               ---------------                         ----------------------------
PART A
 1. Outside Front Cover......................  Outside Front Cover Page
 2. Inside Front and Outside Back Cover
      Page...................................  Outside Front Cover Page; Inside Front Cover
                                               Page
 3. Fee Table and Synopsis...................  Not Applicable
 4. Financial Highlights.....................  Financial Highlights
 5. Plan of Distribution.....................  Outside Front Cover Page; Prospectus Summary;
                                                 Underwriting
 6. Selling Shareholders.....................  Not Applicable
 7. Use of Proceeds..........................  Use of Proceeds; Investment Objectives and
                                               Policies
 8. General Description of the Registrant....  Outside Front Cover Page; Prospectus Summary;
                                                 The Fund; Investment Objectives and
                                                 Policies; Other Investments; Special
                                                 Investment Methods; Risk Factors & Special
                                                 Considerations; Description of Cumulative
                                                 Preferred Stock
 9. Management...............................  Outside Prospectus Summary; Management of the
                                                 Fund; Custodian, Transfer Agent and
                                                 Dividend-Disbursing Agent
10. Capital Stock, Long-Term Debt, and Other
      Securities.............................  Outside Front Cover Page; Prospectus Summary;
                                                 Capitalization; Investment Objectives and
                                                 Policies; Description of Cumulative
                                                 Preferred Stock; Description of Capital
                                                 Stock and Other Securities; Taxation
11. Defaults and Arrears on Senior
      Securities.............................  Not Applicable
12. Legal Proceedings........................  Special Investment Methods
13. Table of Contents of the Statement of
      Additional Information.................  Table of Contents of the Statement of
                                               Additional Information


PART B                                              LOCATION IN STATEMENT OF ADDITIONAL
                                                                 INFORMATION
                                                 -----------------------------------------
14. Cover Page...............................  Outside Front Cover Page
15. Table of Contents........................  Outside Front Cover Page
16. General Information and History..........  The Fund
17. Investment Objectives and Policies.......  Investment Objectives and Policies;
                                               Investment Restrictions
18. Management...............................  Management of the Fund
19. Control Persons and Principal Holders of
      Securities.............................  Management of the Fund; Beneficial Owner
20. Investment Advisory and Other Services...  Management of the Fund
21. Brokerage Allocation and Other
      Practices..............................  Portfolio Transactions
22. Tax Status...............................  Taxation
23. Financial Statements.....................  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

     Parts A and B to this Pre-effective Amendment #2 to the Registrant's Registration Statement on Form N-2 are incorporated by reference from Pre-effective Amendment #1 to the Registrant's Registration Statement on Form N-2, File Nos. 333-45951 and 811-4700, Accession No. 0000950123-98-002714, as
filed with the Securities and Exchange Commission on March 19, 1998.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (1)  Financial Statements(1)
    (2)  (a)  (1)  --   Articles of Incorporation(4)
              (2)  --   Form of Articles Supplementary(4)
         (b)       --   By-Laws(4)
         (c)       --   Not Applicable
         (d)       --   Specimen Stock Certificate(4)
         (e)       --   Automatic Dividend Reinvestment and Voluntary Cash Purchase
                        Plan(4)
         (f)       --   Not Applicable
         (g)       --   Investment Advisory Agreement(2)
         (h)  (1)  --   Form of Underwriting Agreement(4)
              (2)  --   Form of Master Agreement Among Underwriters(4)
         (i)       --   Not Applicable
         (j)       --   Custodian Agreement(4)
         (k)       --   Not Applicable
         (l)       --   Opinion and Consent of Counsel(5)
         (m)       --   Not Applicable
         (n)       --   Consent of Price Waterhouse LLP(3)
         (o)       --   Not Applicable
         (p)       --   Not Applicable
         (q)       --   Not Applicable
         (r)       --   Financial Data Schedule(3)


---------------
(1) Incorporated by reference from Registrant's Annual Report for the year ended December 31, 1997, File No. 811-4700, as filed with the Securities and Exchange Commission on March 11, 1998.

(2) Incorporated by reference from the Registrant's Registration Statement on Form N-2, File Nos. 33-62323 and 811-4700, as filed with the Securities and Exchange Commission on October 13, 1995.

(3) Previously filed.


(4) Filed herewith.



(5) To be filed by amendment.


ITEM 25.  MARKETING ARRANGEMENTS

     See Exhibit 2(h) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees.......................................   $2,950
New York Stock Exchange listing fee.........................
Rating Agency fee...........................................
Printing and engraving expenses.............................
Auditing fees and expenses..................................
Legal fees and expenses.....................................
Blue Sky fees and expenses..................................
Miscellaneous...............................................
                                                               ------
          Total.............................................   $
                                                               ======

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Insofar as the following have substantially identical boards of directors or trustees they may be deemed with Registrant to be under common control: The Gabelli Asset Fund, The Gabelli Growth Fund and The Gabelli Westwood Funds, each a Massachusetts Business Trust, The Gabelli Money Market Funds, a Delaware Business Trust, The Gabelli Global Multimedia Trust Inc., The Gabelli Value Fund Inc., The Gabelli Investor Fund, Inc., Gabelli Capital Series Funds, Inc., The Gabelli Global Series Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli International Growth Fund, Inc., Gabelli Gold Fund, Inc. and Gabelli Equity Series Funds, Inc., each a Maryland corporation.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES AS OF           , 1997

                                                                NUMBER OF
                       TITLE OF CLASS                         RECORD HOLDERS
                       --------------                         --------------
Capital Stock, par value $.001 per share....................

ITEM 29.  INDEMNIFICATION

     Under the Fund's Articles of Incorporation and Amended and Restated By-Laws, the directors and officers of the Company and Fund will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrant or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the Shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF ADVISER

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Gabelli Funds, Inc., reference is made to the Adviser's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Registrant are maintained in part at the office of the Advisor at One Corporate Center, Rye, New York 10580-1434, in part at the offices of the Custodian, State Street Bank and Trust Company, with offices at 1776 Heritage Drive, North Quincy, MA 02171, at the offices of the Fund's Administrator, First Data Investor Services, One Exchange Place, Boston, MA 02109, and in part at the offices of Boston EquiServe, 150 Royall Street, Mail Stop 45-02-62, Canton, MA 02021.

ITEM 32.  MANAGEMENT SERVICES

     Not applicable.

ITEM 33.  UNDERTAKINGS

     (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) Not applicable.

     (3) Not applicable.

     (4) Not applicable.

     (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

     Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

     (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, State of New York on the 7th day of April, 1998.


                                          THE GABELLI EQUITY TRUST INC.

                                          By /s/ BRUCE N. ALPERT

                                            ------------------------------------
                                                 Bruce N. Alpert
                                                 Vice President and Treasurer


     IN WITNESS WHEREOF, the undersigned officers and Directors have hereunto set their hands this 7th Day of April, 1998.



                     SIGNATURE                                       TITLE                     DATE
                     ---------                                       -----                     ----

*                                                        Chairman of the Board and         April 7, 1998
---------------------------------------------------      President
     Mario J. Gabelli

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Dr. Thomas E. Bratter

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Bill Callaghan

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Felix J. Christiana

*                                                        Director                          April 7, 1998
---------------------------------------------------
     James P. Conn

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Karl Otto Pohl

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Anthony R. Pustorino

*                                                        Director                          April 7, 1998
---------------------------------------------------
     Salvatore J. Zizza


By /s/ BRUCE N. ALPERT

   --------------------------------------------------
        Bruce N. Alpert
       *Attorney-in-fact

                        SCHEDULE OF EXHIBITS TO FORM N-2


 EXHIBIT                                                                  PAGE
 NUMBER                              EXHIBIT                             NUMBER
 -------                             -------                             ------
Exhibit A  (1) Articles of Incorporation*..............................
           (2) Form of Articles Supplementary*.........................
Exhibit B  By-Laws*....................................................
Exhibit C  Not Applicable..............................................
Exhibit D  Specimen Stock Certificate*.................................
Exhibit E  Automatic Dividend Reinvestment and Voluntary Cash Purchase
           Plan*.......................................................
Exhibit F  Not Applicable..............................................
Exhibit G  Investment Advisory Agreement**.............................
Exhibit H  (1) Form of Underwriting Agreement*.........................
           (2) Form of Master Agreement Among Underwriters*............
Exhibit I  Not Applicable..............................................
Exhibit J  Custodian Agreement*........................................
Exhibit K  Not Applicable..............................................
Exhibit L  Opinion and Consent of Counsel***...........................
Exhibit M  Not Applicable..............................................
Exhibit N  Consent of Price Waterhouse LLP**...........................
Exhibit O  Not Applicable..............................................
Exhibit P  Not Applicable..............................................
Exhibit Q  Not Applicable..............................................
Exhibit R  Financial Data Schedule**...................................


---------------

 * Filed herewith.



 ** Previously filed.



*** To be filed by amendment.